Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of reconciliation of basic and diluted earnings per share	The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2023	2022	2021
Net profit attributable to owners of the parent	million	€18,596	€16,799	€14,200
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Basic earnings per share		€€5.98	€5.35	€4.64

		Years ended December 31,
		2023	2022	2021
Net profit from continuing operations attributable to owners of the parent	million	€18,596	€16,799	€13,210
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Basic earnings per share from continuing operations		€€5.98	€5.35	€4.32

		Years ended December 31,
		2023	2022	2021
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€990
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Basic earnings per share from discontinued operations	€	€—	€—	€0.32
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2023	2022	2021
Net profit attributable to owners of the parent	million	€18,596	€16,799	€14,200
Weighted average number of shares outstanding	thousand	3,107,725	3,140,089	3,059,284
Number of shares deployable for share-based compensation	thousand	24,733	23,870	23,651
Equity warrants delivered to GM	thousand	—	—	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,132,458	3,163,959	3,151,432
Diluted earnings per share		€€5.94	€5.31	€4.51

		Years ended December 31,
		2023	2022	2021
Net profit from continuing operations attributable to owners of the parent	million	€18,596	€16,799	€13,210
Weighted average number of shares outstanding		3,107,725	3,140,089	3,059,284
Number of shares deployable for share-based compensation	thousand	24,733	23,870	23,651
Equity warrants delivered to GM	thousand	—	—	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,132,458	3,163,959	3,151,432
Diluted earnings per share from continuing operations		€€5.94	€5.31	€4.19

		Years ended December 31,
		2023	2022	2021
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€990
Weighted average number of shares outstanding		3,107,725	3,140,089	3,059,284
Number of shares deployable for share-based compensation	thousand	24,733	23,870	23,651
Equity warrants delivered to GM	thousand	—	—	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,132,458	3,163,959	3,151,432
Diluted earnings per share from discontinued operations	€	€—	€—	€0.31